Impact on the results of operations of transactions between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 51,934	$ 31,035
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,373	3,619
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,850	3,850
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(267)	(627)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	25,188	27,300
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(150,677)	(149,156)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	6,647	7,063
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	751	1,382
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(111,135)	(106,569)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,752	1,846
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,999	1,963
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(140)	(320)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	13,098	13,923
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(78,242)	(76,070)
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	3,454	3,602
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	393	705
Equity Method Investee Member | E V E R T E C Inc [Member] | Scenario Consolidated [Member] | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(57,686)	(54,351)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,621	1,773
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,851	1,887
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(127)	(307)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	12,090	13,377
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(72,435)	(73,086)
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,193	3,461
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	358	677
Equity Method Investee Member | E V E R T E C Inc [Member] | Elimination interest | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (53,449)	$ (52,218)